RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Amounts owed from related parties
Amounts owed from related parties, accrued expenses and other current liabilities				¥ 157
Zhejiang Youzhan Information Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Related party, purchases	¥ 157	¥ 0	¥ 0